Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 294,716	$ 293,596
Accruing 30-89 Days Past Due	1,290	1,209
Accruing 90 Days or More Past Due	477	605
Nonperforming	1,224	692
Total loans	297,707	296,102
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	102,127	103,273
Accruing 30-89 Days Past Due	314	307
Accruing 90 Days or More Past Due	55	79
Nonperforming	375	204
Total loans	102,871	103,863
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	38,676	39,627
Accruing 30-89 Days Past Due	183	34
Accruing 90 Days or More Past Due	2	3
Nonperforming	450	82
Total loans	39,311	39,746
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	75,529	70,071
Accruing 30-89 Days Past Due	244	154
Accruing 90 Days or More Past Due	137	120
Nonperforming	245	241
Total loans	76,155	70,586
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,466	56,463
Accruing 30-89 Days Past Due	318	393
Accruing 90 Days or More Past Due	86	97
Nonperforming	154	165
Total loans	57,024	57,118
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	21,918	24,162
Accruing 30-89 Days Past Due	231	321
Accruing 90 Days or More Past Due	197	306
Total loans	$ 22,346	$ 24,789